NET LOSS PER COMMON SHARE (Details 2)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock equivalents:
Stock options (in shares)	33,400,000	35,298,000	35,298,000	3,548,000
Stock warrants (in shares)	26,244,621	12,222,188	16,255,779	35,603,142
Convertible preferred stock (in shares)	33,555,000			8,710,990
Total (in shares)	93,199,621	47,520,188	51,553,779	69,892,788